Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Summary of Cash and cash equivalents

Cash and cash equivalents
in € THOUS
	2017	2016
Cash	620,145	533,403
Securities and time deposits	357,964	175,479

Cash and cash equivalents	978,109	708,882